Basis of presentation and accounting policies - Estimated useful life (Details)	12 Months Ended
Dec. 31, 2024
Buildings and improvements | Minimum
Basis of presentation and accounting policies
Estimated useful life	25 years
Buildings and improvements | Maximum
Basis of presentation and accounting policies
Estimated useful life	30 years
Plant and production Equipment | Minimum
Basis of presentation and accounting policies
Estimated useful life	3 years
Plant and production Equipment | Maximum
Basis of presentation and accounting policies
Estimated useful life	10 years
Vehicles, furniture and fixtures, and other equipment | Minimum
Basis of presentation and accounting policies
Estimated useful life	4 years
Vehicles, furniture and fixtures, and other equipment | Maximum
Basis of presentation and accounting policies
Estimated useful life	10 years